The Nightview Fund
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS — 99.52% Shares Fair Value
Communications — 10.86%
Alphabet, Inc., Class C 5,225 $ 1,472,510
Meta Platforms, Inc., Class A 1,388 899,910
Netflix, Inc.
(a)
811 907,395
3,279,815
Consumer Discretionary — 59.16%
Alibaba Group Holding Ltd. - ADR 16,336 2,784,144
Amazon.com, Inc.
(a)
14,403 3,517,501
Hyatt Hotels Corp., Class A 6,951 955,137
Las Vegas Sands Corp. 20,765 1,232,403
MGM Resorts International
(a)
30,800 986,524
Nike, Inc., Class B 15,002 968,979
Tesla, Inc.
(a)
10,274 4,690,697
Vail Resorts, Inc. 7,027 1,042,315
Wynn Resorts Ltd. 14,243 1,694,774
17,872,474
Financials — 10.21%
BlackRock, Inc. 813 880,325
Goldman Sachs Group, Inc. (The) 1,403 1,107,486
Morgan Stanley 6,688 1,096,832
3,084,643
Industrials — 3.37%
Deere & Co. 2,204 1,017,433
1,017,433
Technology — 15.92%
Advanced Micro Devices, Inc.
(a)
6,969 1,784,901
Nvidia Corp. 4,652 941,983
Shopify, Inc., Class A
(a)
4,890 850,175
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 4,097 1,230,862
4,807,921
Total Common Stocks/ Investments — 99.52% 30,062,286
Other Assets in Excess of Liabilities — 0.48% 144,294
NET ASSETS — 100.00% $ 30,206,580
(a) Non-income producing security.
ADR - American Depositary Receipt.